INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Lease	Dec. 31, 2018 USD ($) Lease	Dec. 31, 2017 USD ($)
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases classified as investment in finance lease | Lease	1
Number of leases classified as investment in finance lease | Lease		1
Implicit interest rate	5.00%
Implicit interest rate		5.00%
Finance lease revenue	$ 618
Finance lease revenue		$ 675	$ 731
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	9,600	11,400
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,188)	(2,805)
Net Investment in Finance Lease	11,639	12,822
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2020	1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$ 9,600	$ 11,400